Certain Transactions (Details) - Schedule of fair value of the consideration transferred to xaar 3D’s stockholders for the xaar 3D transaction - Xaar 3D [Member] $ in Thousands	9 Months Ended
Sep. 30, 2022 USD ($)
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Cash payments	$ 13,967
Contingent consideration at estimated fair value	15,314
Total consideration for 55% holding	29,281
Fair value of 45% holding	23,775
Total consideration	$ 53,056